Acquisitions - Purchase price as of the Olaregen acquisition (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jan. 07, 2019	Nov. 27, 2018	Oct. 31, 2018	Jul. 31, 2018	Dec. 28, 2017	Jul. 31, 2017
Cash and cash equivalents	$ 540,254	$ 298,485	$ 61,857		$ 2,363,740	$ 1,046,365		$ 2,879,165
Inventory	727,263	363,008				12,075
Other current assets	451,344	275,731	13,138			96,251
Deferred tax liability		(889,782)	(889,782)			(1,040,173)
In-process research & development			3,510,680
Note receivable from Generex			14,345,205
Non-controlling interest	14,800,447	16,974,439	(9,870,762)			(5,576,272)
Cash paid prior to the time of closing			0
Total Fair Value of Assets Acquired			1,259,447
Cash paid prior to the time of closing			400,000
Note receivable from Generex			14,345,205
Goodwill	$ 38,901,126	$ 38,297,573	13,485,758			$ 0	$ 0
Preliminary Allocations
Cash and cash equivalents				$ 608,419
Prepaid Expenses				20,488
Inventory				408,501
Other current assets				37,950
Accounts payable				(216,670)
Accrued liabilities				(216,694)
Deferred tax liability				(1,040,173)
In-process research & development				3,980,000
Non-compete agreement				790,000
Note receivable from Generex				11,472,663
Non-controlling interest				(11,999,559)
Cash paid prior to the time of closing				0
Total Fair Value of Assets Acquired				3,844,925
Cash paid prior to the time of closing				400,000
Note receivable from Generex				11,472,663
Goodwill				8,027,738
Allocation Adjustments
Cash and cash equivalents			0	(400,000)
Prepaid Expenses				0
Inventory				0
Other current assets			20,543	0
Accounts payable				0
Accrued liabilities				0
Deferred tax liability			30,320	397,513
In-process research & development			(119,630)	(1,521,000)
Non-compete agreement				(260,000)
Note receivable from Generex			(2,791)	0
Non-controlling interest			(2,791)	0
Cash paid prior to the time of closing			400,000	400,000
Total Fair Value of Assets Acquired			(751,613)	(1,383,485)
Cash paid prior to the time of closing			0	0
Note receivable from Generex			(2,791)	0
Goodwill			748,823	1,383,485
Revised Allocation
Cash and cash equivalents			61,857	208,419
Prepaid Expenses				20,488
Inventory				408,501
Other current assets			33,591	37,950
Accounts payable				(216,670)
Accrued liabilities				(216,694)
Deferred tax liability			(859,462)	(642,660)
In-process research & development			3,391,050	2,459,000
Non-compete agreement				530,000
Note receivable from Generex			14,345,414	11,472,663
Non-controlling interest			(9,870,762)	(11,999,559)
Cash paid prior to the time of closing			400,000	400,000
Total Fair Value of Assets Acquired			907,833	2,461,440
Cash paid prior to the time of closing			400,000	400,000
Note receivable from Generex			14,342,414	11,472,664
Goodwill			$ 13,834,581	$ 9,411,224